Financial Risk Management - Changes in Financial Assets Classified as Level 3 of Fair Value Measurements (Details) - Level 3 [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	₩ 87,027	₩ 96,064
Acquisition	5,470	3,286
Disposal	(128)	(414)
Valuation	(2,809)	(13,315)
Changes in foreign exchange rates	11,983	1,406
Ending Balance	101,543	87,027
Convertible securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	3,127	1,797
Acquisition		1,329
Disposal	(1,838)
Valuation		41
Changes in foreign exchange rates	181	(40)
Ending Balance	₩ 1,470	₩ 3,127